Note 16 - Commitments and Contingencies (Details) - Commitments to Extend Credit - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Loan commitments:
Fixed rate	$ 351	$ 865
Adjustable rate	7,062	5,453
Commitments to extend credit	59,066	57,745
Unused Lines of Credit On Credit Cards [Member]
Loan commitments:
Commitments to extend credit	4,732	3,821
Undisbursed Commercial and Personal Lines of Credit [Member]
Loan commitments:
Commitments to extend credit	19,390	19,484
Undisbursed Portion of Construction Loans in Process [Member]
Loan commitments:
Commitments to extend credit	3,325	7,142
Undisbursed Portion of Home Equity Lines of Credit [Member]
Loan commitments:
Commitments to extend credit	$ 24,206	$ 20,980